Organization and Principal Activities (Details) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 09, 2018	Apr. 28, 2016	Apr. 22, 2010	Dec. 31, 2018	Dec. 31, 2017	Jan. 14, 2016	Feb. 26, 2015	Jan. 20, 2015
Organization and Principal Activities (Textual)
Common shares				275,000
Common shares outstanding				17,806,586	17,312,586
Common shares issued				17,806,586	17,312,586		12,000	25,000
Beijing Dehaier Technology Co., Ltd [Member]
Organization and Principal Activities (Textual)
Percentage of equity interest acquisition						0.80%
Beijing Dehaier Technology Co., Ltd [Member] | Chief Executive Officer [Member]
Organization and Principal Activities (Textual)
Owner percentage				91.00%
Beijing Dehaier Technology Co., Ltd [Member] | Parent [Member]
Organization and Principal Activities (Textual)
Owner percentage				9.00%
Beijing Dehaier Medical Technology Co Ltd [Member]
Organization and Principal Activities (Textual)
Percentage of equity interest acquisition						100.00%
Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Organization and Principal Activities (Textual)
Common shares		11,111,111
Issuance price per share		$ 1.80
Aggregate purchase price		$ 20,000,000
Lianluo Smart Limited [Member] | Lianluo Connection Medical Wearable Device Technology Co., Ltd [Member]
Organization and Principal Activities (Textual)
Owner percentage				100.00%
Initial public offering [Member]
Organization and Principal Activities (Textual)
Common shares			1,500,000
Issuance price per share			$ 8.00
Common shares outstanding			4,500,000
Common shares issued			4,500,000
Aggregate purchase price	$ 1,250,000
Issued and outstanding shares			3,000,000